Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Interest and fees on loans	$ 13,138	$ 14,355
Interest on balances with banks	54	23
Interest and dividends from securities available for sale:
Taxable	1,799	2,107
Interest and dividends from securities held to maturity:
Taxable	117	56
Tax-exempt	779	724
Interest on federal funds sold	16	17
TOTAL INTEREST INCOME	15,903	17,282
INTEREST EXPENSE
Interest on time certificates of $100,000 or more	580	829
Interest on other deposits	1,577	2,189
Interest on federal funds purchased and securities sold under agreements to repurchase	261	276
TOTAL INTEREST EXPENSE	2,418	3,294
Net interest income	13,485	13,988
Provision for loan losses	3,241	1,936
Net interest income after provision for loan losses	10,244	12,052
NONINTEREST INCOME
Income from fiduciary activities	1,796	1,429
Service charges on deposit accounts	1,849	1,846
Pension plan curtailment gain	537
Other noninterest income	1,977	2,010
Securities gains	634	47
TOTAL NONINTEREST INCOME	6,793	5,332
NONINTEREST EXPENSE
Salaries, wages, and other employee benefits	6,256	6,682
Premises and equipment	2,324	2,351
Data processing	1,011	989
FDIC assessments	479	606
Loan collection expense	450	385
Legal fees	162	155
Advertising and public relations	242	210
Postage	243	253
Supplies and printing	288	267
Consulting fees	282	159
Director fees	211	163
Other noninterest expense	1,995	2,078
TOTAL NONINTEREST EXPENSE	13,943	14,298
Income before income taxes	3,094	3,086
Provision for income taxes	878	945
NET INCOME	$ 2,216	$ 2,141
NET INCOME PER COMMON SHARE:
Basic and diluted	$ 1.16	$ 1.12
AVERAGE SHARES OUTSTANDING:
Basic and diluted	1,903,120	1,903,120